Segment Reporting - Long-lived Assets by Geographical Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
United States
Segment Reporting Information [Line Items]
Total long-lived assets	$ 4,823	$ 5,311
Italy
Segment Reporting Information [Line Items]
Total long-lived assets	1,398	1,531
France
Segment Reporting Information [Line Items]
Total long-lived assets	723	830
Germany
Segment Reporting Information [Line Items]
Total long-lived assets	573	671
Spain
Segment Reporting Information [Line Items]
Total long-lived assets	643	626
Canada
Segment Reporting Information [Line Items]
Total long-lived assets	557	240
Brazil
Segment Reporting Information [Line Items]
Total long-lived assets	294	308
China
Segment Reporting Information [Line Items]
Total long-lived assets	219	534
Other
Segment Reporting Information [Line Items]
Total long-lived assets	1,062	648
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Total long-lived assets	$ 10,292	$ 10,699